Accounts Receivable	6 Months Ended
Nov. 30, 2025
DiamiR Biosciences Corp. [Member]
Accounts Receivable [Line Items]
ACCOUNTS RECEIVABLE

NOTE 4 — ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	November 30, 2025	May 31, 2025
Contracts with customers	$42,391	$—
Management services revenue from Aptorum	88,700	—
Total	$131,091	$—